Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 736,000
Previously Paid Amount	0.00
Total Fee Amount	112.68
Total Offset Amount	0.00
Net Fee	112.68
Narrative - Max Aggregate Offering Price	$ 736,000
Final Prospectus	true